LEASE - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum operating lease payments
2018	¥ 135,599
2019	101,152
2020	88,587
2021	48,939
2022	48,723
Thereafter	337,355
Total	760,355
Rental expenses	¥ 155,148	¥ 124,712	¥ 131,875